Segment and geographic information	6 Months Ended
Sep. 30, 2017
Segment and geographic information
Segment and geographic information

15. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2016
Non-interest revenue	¥167,657	¥46,131	¥300,063	¥118,224	¥632,075
Net interest revenue	2,258	1,080	70,732	(17,702)	56,368

Net revenue	169,915	47,211	370,795	100,522	688,443
Non-interest expenses	146,840	27,539	284,886	81,671	540,936

Income (loss) before income taxes	¥23,075	¥19,672	¥85,909	¥18,851	¥147,507

Six months ended September 30, 2017
Non-interest revenue	¥200,633	¥64,749	¥270,461	¥115,733	¥651,576
Net interest revenue	2,837	(1,234)	67,818	(11,416)	58,005

Net revenue	203,470	63,515	338,279	104,317	709,581
Non-interest expenses	153,031	29,477	295,943	73,383	551,834

Income (loss) before income taxes	¥50,439	¥34,038	¥42,336	¥30,934	¥157,747

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2016
Non-interest revenue	¥85,235	¥21,962	¥150,447	¥52,022	¥309,666
Net interest revenue	929	(685)	29,416	89	29,749

Net revenue	86,164	21,277	179,863	52,111	339,415
Non-interest expenses	71,754	13,844	140,596	39,027	265,221

Income (loss) before income taxes	¥14,410	¥7,433	¥39,267	¥13,084	¥74,194

Three months ended September 30, 2017
Non-interest revenue	¥100,360	¥36,061	¥123,126	¥58,514	¥318,061
Net interest revenue	1,426	(643)	35,837	(5,904)	30,716

Net revenue	101,786	35,418	158,963	52,610	348,777
Non-interest expenses	76,239	14,950	141,980	35,285	268,454

Income (loss) before income taxes	¥25,547	¥20,468	¥16,983	¥17,325	¥80,323

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other.”

The following table presents the major components of Income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2016	2017
Net gain (loss) related to economic hedging transactions	¥7,855	¥(96)
Realized gain on investments in equity securities held for operating purposes	656	387
Equity in earnings of affiliates	12,003	15,430
Corporate items	(9,572)	1,751
Other(1)	7,909	13,462

Total	¥18,851	¥30,934

	Millions of yen
	Three months ended September 30
	2016	2017
Net gain related to economic hedging transactions	¥(4,119)	¥558
Realized gain on investments in equity securities held for operating purposes	74	344
Equity in earnings of affiliates	10,945	8,408
Corporate items	(5,266)	1,597
Other(1)	11,450	6,418

Total	¥13,084	¥17,325

(1)	Includes the impact of Nomura’s own creditworthiness.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2016	2017
Net revenue	¥688,443	¥709,581
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,968)	2,735

Consolidated net revenue	¥685,475	¥712,316

Non-interest expenses	¥540,936	¥551,834
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥540,936	¥551,834

Income before income taxes	¥147,507	¥157,747
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,968)	2,735

Consolidated income before income taxes	¥144,539	¥160,482

	Millions of yen
	Three months ended September 30
	2016	2017
Net revenue	¥339,415	¥348,777
Unrealized gain (loss) on investments in equity securities held for operating purposes	7,580	2,716

Consolidated net revenue	¥346,995	¥351,493

Non-interest expenses	¥265,221	¥268,454
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥265,221	¥268,454

Income before income taxes	¥74,194	¥80,323
Unrealized gain (loss) on investments in equity securities held for operating purposes	7,580	2,716

Consolidated income before income taxes	¥81,774	¥83,039

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and Long-lived assets have been allocated based on transactions with external customers while Income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2016	2017
Net revenue(1):
Americas	¥130,577	¥120,012
Europe	77,408	91,922
Asia and Oceania	35,158	32,344

Subtotal	243,143	244,278
Japan	442,332	468,038

Consolidated	¥685,475	¥712,316

Income (loss) before income taxes:
Americas	¥22,186	¥6,414
Europe	3,472	891
Asia and Oceania	14,383	9,012

Subtotal	40,041	16,317
Japan	104,498	144,165

Consolidated	¥144,539	¥160,482

	Millions of yen
	Three months ended September 30
	2016	2017
Net revenue(1):
Americas	¥64,186	¥54,250
Europe	37,582	47,991
Asia and Oceania	19,650	15,262

Subtotal	121,418	117,503
Japan	225,577	233,990

Consolidated	¥346,995	¥351,493

Income (loss) before income taxes:
Americas	¥6,937	¥(1,460)
Europe	7,900	(1,354)
Asia and Oceania	8,322	3,665

Subtotal	23,159	851
Japan	58,615	82,188

Consolidated	¥81,774	¥83,039

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2017	September 30, 2017
Long-lived assets:
Americas	¥125,222	¥129,274
Europe	66,167	69,027
Asia and Oceania	13,043	12,531

Subtotal	204,432	210,832
Japan	251,242	233,662

Consolidated	¥455,674	¥444,494